Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year	¥ 903,034	¥ 1,182,590	¥ 717,309
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	26,727	(18,931)	3,350
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(13,477)	(25,469)	(18,465)
Share of other comprehensive income of investments accounted for using the equity method	(6,499)	8,300	292
Items that may be reclassified subsequently to profit or loss
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	415	56	(474)
Exchange differences on translating foreign operations	(162,325)	875,050	422,960
Share of other comprehensive income of investments accounted for using the equity method	18,401	54,353	30,429
Total other comprehensive income, net of tax	(136,758)	893,359	438,092
Comprehensive income for the year	766,276	2,075,949	1,155,401
Comprehensive income for the year attributable to:
Owners of the parent	699,150	1,981,448	1,081,429
Non-controlling interests	¥ 67,126	¥ 94,501	¥ 73,972